Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 0.8	$ 3.2
Fair value of derivative liability	93.1	53.6
Deposit as security for swap liabilities	$ 14.5
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Deposit as security for swap liabilities		6.8
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net		$ 1.1